ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Significant Expense Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total license fee revenue	$ 200	$ 1,800
General and administrative expense
Other income (expense)	75	(580)
Net income (loss)	1,687,572	(241,361)
Reportable Segment
Segment Reporting Information [Line Items]
Total license fee revenue	200	1,800
Research and development expense
Personnel	72,790	47,818
Contract manufacturing	55,643	77,248
Clinical trials	47,665	42,960
Equipment, depreciation, and facility	9,693	7,401
Other research and development	17,952	16,213
General and administrative expense
Merger-related	68,061	36
Personnel	37,649	17,762
Other general and administrative	22,195	11,583
Other income (expense)	2,019,022	(20,503)
Other segment expenses	2	1,637
Net income (loss)	$ 1,687,572	$ (241,361)